Insurance Contracts and Private Pension - Summary of Main Insurance lines (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Group Accident Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	31.50%	33.80%	35.10%
Loss ratio	14.50%	11.30%	6.80%
Individual Accident Insurance
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	18.70%	18.80%	18.80%
Loss ratio	26.70%	29.40%	24.10%
Credit Life Insurance
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	22.90%	24.20%	23.70%
Loss ratio	26.10%	22.30%	18.00%
Random Events [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	23.30%	23.50%	23.50%
Loss ratio	32.00%	34.30%	26.30%
Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	43.10%	44.40%	46.40%
Loss ratio	24.00%	52.90%	60.20%
Mortagage Insurance in Market Policies Credit Life Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	20.30%	20.40%	20.00%
Loss ratio	26.50%	18.50%	17.30%
Group Life
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	23.80%	24.00%	23.20%
Loss ratio	53.50%	41.00%	34.40%